Schedule of Minimum Royalty Payments (Details)	9 Months Ended
Oct. 31, 2015 USD ($)
Commitments Schedule Of Minimum Royalty Payments 1	$ 200,000
Commitments Schedule Of Minimum Royalty Payments 2	362,500
Commitments Schedule Of Minimum Royalty Payments 3	350,000
Commitments Schedule Of Minimum Royalty Payments 4	350,000
Commitments Schedule Of Minimum Royalty Payments 5	87,500
Commitments Schedule Of Minimum Royalty Payments 6	$ 1,350,000